Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of intangible assets [Abstract]
Addition intangible assets	$ 303	$ 1,420
Amortization expense	$ 622	$ 672